Inventories	12 Months Ended
Sep. 30, 2023
Disclosure Of Inventories [Abstract]
Inventories
12.
INVENTORIES

	September 30, 2023	September 30, 2022
Raw materials	69,580	77,954
Work in progress	23,102	19,621
Finished goods	502,410	438,030
Total inventories at the lower of cost and net realizable value	595,092	535,605

During the year ended September 30, 2023 and September 30, 2022, and during the periods from May 1, 2021 through September 30, 2021 and from October 1, 2020, through April 30, 2021 inventories of €328.0 million, €299.7 million, €246.7 million and € 128.9 million, respectively, were recognized as an expense and included in cost of sales.

Write-downs of inventories during the year ended September 30, 2022 and the period from October 1, 2020 through April 30, 2021, amounted to €11.4 million and €3.7 million, respectively. During the year ended September 30, 2023, the allowance for inventories decreased by €7.2 million as the respective inventories were disposed of in 2023 and reserved for via inventory allowance in the previous years. Furthermore, no inventory allowance was released in fiscal 2023.

During the period from May 1, 2021 through September 30, 2021, €1.8 million of write-downs were reversed on inventories as it was determined the inventories were able to be utilized in the creation of shoe products.